CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 3,316,238	¥ 3,509,754	¥ 3,191,889
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	170	257	421
Total cash, cash equivalent, restricted cash and restricted cash equivalents	3,316,408	3,510,011	3,192,310
Right-of-use asset	¥ 32,208	¥ 41,279	¥ 18,026